SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Tools, Dies and Molds [Member]
Accounting Policies [Line Items]
Estimate Useful Life (Years)	10 Years	10
Leasehold Improvements [Member]
Accounting Policies [Line Items]
Estimate Useful Life (Years)	The shorter of 5 years or the life of the lease.	The shorter of 5 years or the life of the lease.
Furniture And Equipment [Member]
Accounting Policies [Line Items]
Estimate Useful Life (Years)	3 - 5 Years	3-5